OTHER LONG-TERM LIABILITIES - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2021	€ 80
2023	67
2026-2030	318
Total	465
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2021	70
2022	105
2023	114
2024	157
2025	167
2026-2030	397
Total	€ 1,008